UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.41%)
CONSUMER DISCRETIONARY – (10.45%)
Automobiles & Components – (0.75%)
9,354,660	Harley-Davidson, Inc.	$357,815,745

Consumer Durables & Apparel – (0.31%)
1,812,000	Garmin Ltd.	74,219,520
1,181,077	Hunter Douglas NV (Netherlands)	73,767,750

		147,987,270

Consumer Services – (1.03%)
22,701,524	H&R Block, Inc. (d)	496,482,330

Media – (5.63%)
46,045,616	Comcast Corp., Special Class A	931,272,584
20,375,661	Grupo Televisa S.A., ADR (Mexico)	502,871,313
1,337,319	Lagardere S.C.A. (France) (b)	96,452,016
4,922,032	Liberty Media Corp. - Entertainment, Series A*	127,677,510
33,956,145	News Corp., Class A	607,814,995
7,602,557	Virgin Media Inc.	98,110,998
27,426,680	WPP Group PLC (United Kingdom)	337,283,456

		2,701,482,872

Retailing – (2.73%)
1,780,545	Amazon.com, Inc.*	140,111,086
12,410,257	Bed Bath & Beyond Inc.*	403,023,096
17,407,992	CarMax, Inc.* (d)	361,215,834
6,152,539	Liberty Media Corp. - Interactive, Series A*	93,026,390
6,589,064	Lowe's Cos, Inc.	165,978,522
1,483,538	Sears Holdings Corp.*	146,180,417

		1,309,535,345

	TOTAL CONSUMER DISCRETIONARY	5,013,303,562

CONSUMER STAPLES – (13.41%)
Food & Staples Retailing – (6.14%)
26,693,299	Costco Wholesale Corp. (d)	1,901,230,221
16,737,666	CVS Caremark Corp.	675,699,577
4,540,737	Wal-Mart Stores, Inc.	263,271,931
3,203,100	Whole Foods Market, Inc.	104,645,277

		2,944,847,006

Food, Beverage & Tobacco – (5.76%)
22,569,283	Altria Group, Inc.	451,385,660
31,916,243	Diageo PLC (United Kingdom)	655,532,428
8,084,533	Heineken Holding NV (Netherlands)	416,578,844
2,337,592	Hershey Co.	87,379,189
22,569,283	Philip Morris International Inc.*	1,151,710,511

		2,762,586,632

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
CONSUMER STAPLES – (CONTINUED)
Household & Personal Products – (1.51%)
3,400,172	Avon Products, Inc.	$132,674,711
8,788,414	Procter & Gamble Co.	589,263,159

		721,937,870

	TOTAL CONSUMER STAPLES	6,429,371,508

ENERGY – (16.35%)
11,500,877	Canadian Natural Resources Ltd. (Canada)	977,574,545
147,520,248	China Coal Energy Co. - H (China)	312,336,358
21,224,164	ConocoPhillips	1,828,461,729
14,434,829	Devon Energy Corp.	1,636,909,609
11,524,973	EOG Resources, Inc.	1,503,778,477
13,570,877	Occidental Petroleum Corp.	1,129,232,675
3,053,373	Transocean Inc.*	450,250,382

	TOTAL ENERGY	7,838,543,775

FINANCIALS – (33.13%)
Banks – (3.24%)
	Commercial Banks – (3.24%)
4,558,368	Toronto-Dominion Bank (Canada)	299,621,529
14,135,126	Wachovia Corp.	412,038,923
28,256,978	Wells Fargo & Co.	840,645,095

		1,552,305,547

Diversified Financials – (16.15%)
	Capital Markets – (6.70%)
5,625,231	Ameriprise Financial, Inc.	267,142,220
23,168,028	Bank of New York Mellon Corp.	1,008,504,259
9,388,419	E*TRADE Financial Corp.*	37,412,850
7,016,404	Julius Baer Holding, Ltd. AG (Switzerland)	520,736,831
7,709,500	Merrill Lynch & Co., Inc.	384,164,385
13,935,100	Merrill Lynch & Co., Inc., Private Placement (c)	663,139,358
3,836,213	Morgan Stanley	186,439,952
1,988,100	State Street Corp.	143,421,534

		3,210,961,389

	Consumer Finance – (3.96%)
38,472,738	American Express Co.	1,847,460,879
2,911,758	Discover Financial Services	53,023,113

		1,900,483,992

	Diversified Financial Services – (5.49%)
20,307,662	Citigroup Inc.	513,174,619
33,164,599	JPMorgan Chase & Co.	1,580,293,142
1,230,508	Liberty Media Corp. - Capital, Series A*	18,900,603
8,913,407	Moody's Corp.	329,439,523
2,280,000	Visa Inc., Class A*	190,266,000

		2,632,073,887

		7,743,519,268

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (13.33%)
	Insurance Brokers – (0.80%)
8,493,304	Aon Corp.	$385,511,068

	Life & Health Insurance – (0.44%)
2,583,712	Principal Financial Group, Inc.	138,641,986
1,490,926	Sun Life Financial Inc. (Canada)	72,369,548

		211,011,534

	Multi-line Insurance – (4.90%)
30,451,813	American International Group, Inc.	1,406,873,761
22,439,359	Loews Corp.	944,921,407

		2,351,795,168

	Property & Casualty Insurance – (6.22%)
15,037,161	Ambac Financial Group, Inc. (d)	69,622,056
11,244	Berkshire Hathaway Inc., Class A*	1,505,009,400
13,275	Berkshire Hathaway Inc., Class B*	59,166,675
85,987	Markel Corp.*	37,352,753
3,404,900	MBIA Inc.	35,410,960
7,304,416	Millea Holdings, Inc. (Japan)	309,780,012
25,405,835	NIPPONKOA Insurance Co., Ltd. (Japan)	247,498,301
39,494,853	Progressive Corp. (Ohio) (d)	718,411,376

		2,982,251,533

	Reinsurance – (0.97%)
617,200	Everest Re Group, Ltd.	55,764,020
6,283,334	Transatlantic Holdings, Inc. (d)	407,474,210

		463,238,230

		6,393,807,533

Real Estate – (0.41%)
36,761,391	Hang Lung Group Ltd. (Hong Kong)	197,884,084

	TOTAL FINANCIALS	15,887,516,432

HEALTH CARE – (3.48%)
Health Care Equipment & Services – (3.06%)
5,053,213	Cardinal Health, Inc.	263,120,801
6,613,561	Covidien Ltd.	308,787,163
6,145,800	Express Scripts, Inc.*	430,206,000
14,229,430	UnitedHealth Group Inc.	464,306,301

		1,466,420,265

Pharmaceuticals, Biotechnology & Life Sciences – (0.42%)
2,988,000	Johnson & Johnson	200,464,920

	TOTAL HEALTH CARE	1,666,885,185

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (5.68%)
Capital Goods – (2.33%)
17,481,000	General Electric Co.	$571,628,700
651,000	PACCAR Inc.	30,831,360
1,754,100	Siemens AG, Registered (Germany)	206,981,773
6,613,561	Tyco International Ltd.	309,448,519

		1,118,890,352

Commercial Services & Supplies – (0.88%)
5,007,090	D&B Corp. (d)	422,097,687

Transportation – (2.47%)
4,899,868	Asciano Group (Australia)	18,538,339
79,678,583	China Merchants Holdings International Co., Ltd. (China)	409,989,693
62,788,637	China Shipping Development Co. Ltd. - H (China)	210,687,958
49,451,289	Cosco Pacific Ltd. (China)	93,532,397
1,849,730	Kuehne & Nagel International AG, Registered (Switzerland)	199,227,784
6,880,243	Toll Holdings Ltd. (Australia)	51,477,689
2,789,371	United Parcel Service, Inc., Class B	201,978,354

		1,185,432,214

	TOTAL INDUSTRIALS	2,726,420,253

INFORMATION TECHNOLOGY – (8.31%)
Semiconductors & Semiconductor Equipment – (0.76%)
12,564,647	Texas Instruments Inc.	366,385,107

Software & Services – (4.15%)
3,984,000	eBay Inc. *	124,758,960
769,474	Google Inc., Class A*	442,120,524
19,222,547	Iron Mountain Inc.* (d)	528,043,366
31,333,797	Microsoft Corp.	893,796,559

		1,988,719,409

Technology Hardware & Equipment – (3.40%)
13,147,720	Agilent Technologies, Inc.*	397,192,621
9,783,000	Cisco Systems, Inc.*	250,933,950
19,368,855	Dell Inc.*	360,648,080
8,043,374	Hewlett-Packard Co.	372,810,385
6,613,461	Tyco Electronics Ltd.	247,409,576

		1,628,994,612

	TOTAL INFORMATION TECHNOLOGY	3,984,099,128

MATERIALS – (4.17%)
4,660,765	BHP Billiton PLC (United Kingdom)	166,806,053
4,012,441	Martin Marietta Materials, Inc. (d)	438,880,796
1,968,733	Rio Tinto PLC (United Kingdom)	231,382,163
27,114,899	Sealed Air Corp. (d)	685,735,796
11,637,150	Sino-Forest Corp. * (Canada) (d)	176,215,408
4,393,229	Vulcan Materials Co.	302,342,020

	TOTAL MATERIALS	2,001,362,236

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.43%)
916,731	SK Telecom Co., Ltd., ADR (South Korea)	$20,690,619
23,033,772	Sprint Nextel Corp.	184,039,838

	TOTAL TELECOMMUNICATION SERVICES	204,730,457

TOTAL COMMON STOCK – (IDENTIFIED COST $31,322,081,740)		45,752,232,536

CONVERTIBLE BONDS – (0.15%)
TELECOMMUNICATION SERVICES – (0.15%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	73,123,750

TOTAL CONVERTIBLE BONDS – (IDENTIFIED COST $68,500,000)		73,123,750

SHORT TERM INVESTMENTS – (4.39%)
FEDERAL HOME LOAN BANK – (0.11%)
50,000,000	2.04%, 05/21/08 (g)	49,943,334

	TOTAL FEDERAL HOME LOAN BANK	49,943,334

REPURCHASE AGREEMENTS – (4.28%)
596,274,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $596,307,126
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 4.00%-6.75%, 06/12/09-01/01/38, total market value $608,199,480)	596,274,000
596,274,000	Banc of America Securities LLC Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $596,307,126
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 03/01/35, total market value $608,199,480)	596,274,000
516,773,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $516,801,710
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-15.00%, 04/15/17-05/01/38, total market value $527,108,460)	516,773,000
344,700,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $344,719,150
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.50%, 03/01/18-04/01/38, total market value $351,594,000)	344,700,000

	TOTAL REPURCHASE AGREEMENTS	2,054,021,000

TOTAL SHORT TERM INVESTMENTS – (IDENTIFIED COST $2,103,964,334)		2,103,964,334

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Principal	Security	Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – (0.10%)
REPURCHASE AGREEMENTS – (0.10%)
$14,306,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $14,306,795
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 4.00%-6.75%, 06/12/09-01/01/38, total market value $14,592,120)	$14,306,000
14,306,000	Banc of America Securities LLC Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $14,306,795
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 03/01/35, total market value 14,592,120)	14,306,000
12,398,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $12,398,689
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-15.00%, 04/15/17-05/01/38, total market value $12,645,960)	12,398,000
8,269,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.00%,
	05/01/08, dated 04/30/08, repurchase value of $8,269,459
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.50%, 03/01/18-04/01/38, total market value $8,434,380)	8,269,000

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (IDENTIFIED COST $49,279,000)	49,279,000

	Total Investments - (100.05%) – (identified cost $33,543,825,074)(a)	47,978,599,620
	Liabilities Less Other Assets - (0.05%)	(25,831,063)

	Net Assets - (100.00%)	$47,952,768,557

*	Non-Income producing security.

ADR: American Depository Receipt

(a)	Aggregate cost for Federal Income Tax purposes is $33,555,904,717. At April 30, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	16,599,264,933
	Unrealized depreciation	(2,176,570,030)

	Net unrealized appreciation	$14,422,694,903

(b)

Security is partially on loan – The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2008, the Fund had on loan securities valued at $46,880,221; cash of $49,279,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

(c)

Illiquid and Restricted Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities in the Fund amounted to $663,139,358 or 1.38% of the Fund’s net assets as of April 30, 2008.

(d)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2008, amounts to $6,205,409,080. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2007	Gross Additions	Gross Reductions (e)	Shares April 30, 2008	Dividend Income
Ambac Financial Group, Inc.	1,987,000	13,061,296	11,135	15,037,161	$1,755,171
CarMax, Inc.	8,863,500	8,569,500	25,008	17,407,992	–
Commerce Bancorp, Inc. (f)	11,023,500	–	11,023,500	–	2,863,736
Costco Wholesale Corp.	26,737,600	–	44,301	26,693,299	7,747,480
D&B Corp.	5,015,400	–	8,310	5,007,090	4,009,827
H&R Block, Inc.	22,739,200	–	37,676	22,701,524	9,710,270
Iron Mountain Inc.	19,254,450	–	31,903	19,222,547	–
Martin Marietta Materials, Inc.	4,019,100	–	6,659	4,012,441	4,157,471
Progressive Corp. (Ohio)	39,560,400	–	65,547	39,494,853	84,847,554
Sealed Air Corp.	26,159,400	1,000,500	45,001	27,114,899	8,681,268
Sino-Forest Corp.	–	11,651,300	14,150	11,637,150	–
Transatlantic Holdings, Inc.	6,293,762	–	10,428	6,283,334	3,019,337

(e)	Gross reductions due to in-kind redemption and/or cash acquisition.

(f)	Not an affiliate as of April 30, 2008.

(g)	Zero coupon bonds reflect effective yield on the date of purchase.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.57%)
CONSUMER DISCRETIONARY – (25.17%)
Automobiles & Components – (3.19%)
7,200	Continental AG (Germany)	$849,142
14,100	Daimler AG, Registered (Germany)	1,099,282

		1,948,424

Media – (17.19%)
132,900	Comcast Corp., Special Class A	2,687,902
52,200	Grupo Televisa S.A., ADR (Mexico)	1,288,296
14,000	Lagardere S.C.A. (France)	1,009,728
44,400	Liberty Media Corp. - Entertainment, Series A *	1,151,736
110,900	News Corp., Class A	1,985,110
26,300	Walt Disney Co.	852,909
122,800	WPP Group PLC (United Kingdom)	1,510,150

		10,485,831

Retailing – (4.79%)
7,200	Bed Bath & Beyond Inc. *	233,820
62,200	CarMax, Inc. *	1,290,650
19,300	Home Depot, Inc.	555,840
55,500	Liberty Media Corp. - Interactive, Series A *	839,160

		2,919,470

	TOTAL CONSUMER DISCRETIONARY	15,353,725

CONSUMER STAPLES – (5.03%)
Food & Staples Retailing – (3.86%)
13,500	Costco Wholesale Corp.	961,538
13,800	Wal-Mart Stores, Inc.	800,124
18,200	Whole Foods Market, Inc.	594,594

		2,356,256

Household & Personal Products – (1.17%)
18,200	Avon Products, Inc.	710,164

	TOTAL CONSUMER STAPLES	3,066,420

ENERGY – (7.48%)
13,000	Devon Energy Corp.	1,474,200
12,600	EOG Resources, Inc.	1,644,048
4,600	Southwestern Energy Co. *	194,626
8,465	Transocean Inc. *	1,248,249
	TOTAL ENERGY	4,561,123

1

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (8.26%)
Diversified Financials – (6.59%)
Capital Markets – (4.51%)
26,000	Bank of New York Mellon Corp.	$1,131,780
105,500	E*TRADE Financial Corp. *	420,417
9,200	Legg Mason Inc.	554,576
19,200	UBS AG, Registered (Switzerland)	644,928

		2,751,701

Diversified Financial Services – (2.08%)
23,000	JPMorgan Chase & Co.	1,095,950
11,100	Liberty Media Corp. - Capital, Series A *	170,496

		1,266,446

		4,018,147

Insurance – (1.67%)
	Property & Casualty Insurance – (1.67%)
54,800	Ambac Financial Group, Inc.	253,724
5	Berkshire Hathaway Inc., Class A *	669,250
9,500	MBIA Inc.	98,800

		1,021,774

	TOTAL FINANCIALS	5,039,921

HEALTH CARE – (5.80%)
Health Care Equipment & Services – (3.55%)
5,100	Cardinal Health, Inc.	265,557
23,100	Omnicare, Inc.	470,085
43,700	UnitedHealth Group Inc.	1,425,931

		2,161,573

Pharmaceuticals, Biotechnology & Life Sciences – (2.25%)
10,200	Amgen Inc. *	427,176
14,100	Johnson & Johnson	945,969

		1,373,145

	TOTAL HEALTH CARE	3,534,718

INDUSTRIALS – (6.29%)
Capital Goods – (3.42%)
6,500	3M Co.	499,850
4,800	PACCAR Inc.	227,328
9,900	Siemens AG, Registered (Germany)	1,168,189
2,740	Terex Corp. *	190,923

		2,086,290

2

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (2.87%)
9,400	All America Latina Logistica (Brazil)	$122,717
16,100	Ryanair Holdings PLC, ADR * (Ireland)	436,310
8,200	Union Pacific Corp.	1,190,558

		1,749,585

	TOTAL INDUSTRIALS	3,835,875

INFORMATION TECHNOLOGY – (26.02%)
Semiconductors & Semiconductor Equipment – (2.46%)
51,400	Texas Instruments Inc.	1,498,824

Software & Services – (10.58%)
4,320	Google Inc., Class A *	2,482,164
37,580	Iron Mountain Inc. *	1,032,323
103,100	Microsoft Corp.	2,940,927

		6,455,414

Technology Hardware & Equipment – (12.98%)
18,200	Agilent Technologies, Inc. *	549,822
102,220	Cisco Systems, Inc. *	2,621,943
80,200	Dell Inc. *	1,493,324
42,600	Hewlett-Packard Co.	1,974,510
10,600	International Business Machines Corp.	1,279,420

		7,919,019

	TOTAL INFORMATION TECHNOLOGY	15,873,257

MATERIALS – (11.95%)
37,700	BHP Billiton PLC (United Kingdom)	1,349,261
64,800	Companhia Vale do Rio Doce, ADR (Brazil)	2,063,232
20,000	Monsanto Co.	2,280,400
13,600	Rio Tinto PLC (United Kingdom)	1,598,387
	TOTAL MATERIALS	7,291,280

TELECOMMUNICATION SERVICES – (0.42%)
32,010	Sprint Nextel Corp.	255,760

	TOTAL TELECOMMUNICATION SERVICES	255,760

UTILITIES – (0.15%)
5,100	AES Corp. *	88,536

	TOTAL UTILITIES	88,536

	TOTAL COMMON STOCK – (IDENTIFIED COST $52,260,639)	58,900,615

3

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares/Principal	Security	Value
STOCK RIGHTS – (0.05%)
FINANCIALS – (0.05%)
Diversified Financials – (0.05%)
Capital Markets – (0.05%)
19,200	UBS AG, Registered * (Switzerland)	$32,428

	TOTAL STOCK RIGHTS – (IDENTIFIED COST $32,193)	32,428

SHORT TERM INVESTMENTS – (3.43%)
$607,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $607,034
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 4.00%-6.75%, 06/12/09-01/01/38, total market value $619,140)	607,000
607,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $607,034
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 03/01/35, total market value $619,140)	607,000
526,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $526,029
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-15.00%, 04/15/17-05/01/38, total market value $536,520)	526,000
351,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $351,020
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.50%, 03/01/18-04/01/38, total market value $358,020)	351,000

	TOTAL SHORT TERM INVESTMENTS – (IDENTIFIED COST $2,091,000)	2,091,000

	Total Investments - (100.05%) – (identified cost $54,383,832) (a)	61,024,043
	Liabilities Less Other Assets - (0.05%)	(29,904)

	Net Assets - (100.00%)	$60,994,139

*	Non-Income producing security.
ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $54,405,065. At April 30, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$14,893,479
Unrealized depreciation	(8,274,501)
Net unrealized appreciation	$6,618,978

4

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 27, 2008

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: June 27, 2008